8. STOCK BASED COMPENSATION - Significant Assumptions Used (Details)- annual (Annual Member, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Annual Member
Annual Dividend
Expected Life (in years)	5 years	0 years
Risk Free Interest Rate	78.00%
Expected Volatility	32525.00%